UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-08993

NEWMARK RISK-MANAGED OPPORTUNISTIC FUND

(Exact name of registrant as specified in charter)

8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147

(Address of principal executive offices)  (Zip code)

S. Bob Rezaee, 2806 Flintrock Trace, Suite A204, Austin, TX 78738

 (Name and address of agent for service)

Registrant's telephone number, including area code: (877) 772-7231

Date of fiscal year end: March 31

Date of reporting period: September 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

Newmark Risk-Managed Opportunistic Fund

September 30, 2013

(Unaudited)

Letter to fellow Shareholders of Newmark Risk-Managed Opportunistic Fund

09/30/2013

Dear Shareholders,

During the June quarter, the Fund's day to day management transitioned from Rajendra Prasad of Mutual Funds Leader to S. Bob Rezaee of Newmark Investment Management, and the Fund was renamed Newmark Risk-Managed Opportunistic (NEWRX).  Please refer to the proxy statement filed in April of this year for details concerning changes approved by the Fund's Shareholders and its Board of Trustees.

During the semi-annual period, the Fund's assets under management grew from approximately $0.3 million on March 31, 2013 to nearly $5.0 million on September 30, 2013.  During the corresponding period, the Fund’s net asset value declined from $2.15 to $2.06 per share.  S&P 500, a broad measure of the equity market, increased from 1569.19 to 1681.55, resulting in a gain for the same period.

Having completed the transition noted above, as the Fund's new manager and a large stakeholder in NEWRX, I am enthusiastic to bring forth improvements that benefit Shareholders and look forward to 2014 and beyond.

I thank you for entrusting me with the management and oversight of your Fund.

Yours truly,

S. Bob Rezaee

NEWMARK RISK-MANAGED OPPORTUNISTIC FUND

GRAPHICAL ILLUSTRATION

SEPTEMBER 30, 2013 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Morningstar® classifications.

Newmark Risk-Managed Opportunistic Fund
	Schedule of Investments
	September 30, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 68.43%

Air Transportation, Scheduled - 1.33%
4,250	Latam Airlines Group S.A. ADR	$ 64,090

Bituminous Coal & Lignite Mining - 0.85%
10,000	Arch Coal, Inc.	41,100

Blankbooks, Looseleaf Binders & Bookbinding & Related Work - 2.27%
16,500	Acco Brands Corp. *	109,560

Bottled & Canned Soft Drinks & Carbonated Waters - 1.18%
7,400	Cott Corp.	56,906

Computer Communications Equipment - 2.42%
5,000	Cisco Systems, Inc.	117,155

Drilling Oil & Gas Wells - 2.84%
2,200	Diamond Offshore Drilling, Inc.	137,104

Electric Lighting & Wiring Equipment - 0.95%
1,100	AZZ, Inc.	46,046

Electronic Computers - 15.44%
1,565	Apple, Inc.	746,114

Gold & Silver Ores - 2.44%
6,900	Pan American Silver Corp.	72,795
1,815	Silver Wheaton Corp.	44,957
		117,752
Mining Machinery & Equipment (No Oil & Gas Field Machinery & Equipment) - 2.53%
2,400	Joy Global, Inc.	122,496

National Commercial Banks - 4.01%
3,750	JPMorgan Chase & Co.	193,837

Petroleum Refining - 1.05%
1,150	Imperial Oil Ltd.	50,554

Pharmaceutical Preparations - 3.09%
4,500	Abbott Laboratories	149,355

Retail-Apparel & Accessory Stores - 2.14%
9,200	Gordmans Stores, Inc.	103,500

Retail-Department Stores - 2.42%
2,700	Macy's, Inc.	116,829

Retail-Family Clothing Stores - 2.17%
7,500	American Eagle Outfitters, Inc.	104,925

Retail-Miscellaneous Shopping Goods Stores - 2.27%
7,500	Staples, Inc.	109,875

Retail-Shoe Stores - 3.51%
5,000	Foot Locker, Inc.	169,700

Rubber & Plastics Footwear - 0.98%
3,500	Crocs, Inc. *	47,600

Security Brokers, Dealers & Flotation Companies - 2.51%
14,000	KCG Holdings, Inc. *	121,380

Semiconductors & Related Devices - 0.19%
389	Volterra Semiconductor Corp. *	8,947

Services-Business Services, NEC - 1.73%
1,500	Ebay, Inc. *	83,693

Services-Educational Services - 3.21%
5,000	ITT Educational Services, Inc. *	155,000

Services-Equipment Rental & Leasing, NEC - 2.01%
3,500	Aaron's, Inc.	96,950

Telephone Communications (No Radiotelephone) - 4.89%
4,200	AT&T Corp.	142,044
2,600	PT Telekomunikasi Indonesia Tbk ADR	94,406
		236,450

TOTAL FOR COMMON STOCKS (Cost $3,308,776) - 68.43%		$ 3,306,918

CLOSED-END MUTUAL FUND - 1.02%
3,901	Nuveen Dividend Advantage Municipal Income Fund	$ 49,504

TOTAL FOR CLOSED-END MUTUAL FUND (Cost $51,697) - 1.02%		$ 49,504

EXCHANGE TRADED FUNDS - 12.84%
2,335	Direxion Daily 20+ Yr Treasury Bull 3X Shares	$ 113,317
2,425	Direxion Daily Semiconductor Bear 3X Shares *	123,966
1,190	iShares 20+ Year Treasury Bond ETF	126,616
750	iShares iBoxx $ Investment Grade Corp Bond ETF	85,140
5,000	ProShares Ultra VIX Short-Term Fut ETF *	171,700

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $656,722) - 12.84%		$ 620,739

PREFERRED STOCKS - 5.05%
1,338	Chesapeake Lodging Trust, 7.75%, 12/31/49	$ 33,209
8,300	MFA Financial, Inc., 8.00%, 4/15/42	210,737

TOTAL FOR PREFERRED STOCKS (Cost $238,796) - 5.05%		$ 243,946

REAL ESTATE INVESTMENT TRUSTS - 11.34%
23,500	CYS Investments, Inc.	191,055
2,790	Digital Realty Trust, Inc.	148,149
11,500	Franklin Street Properties Corp.	146,510
1,900	Redwood Trust, Inc.	37,411
1,543	Western Asset Mortgage Capital Corp	24,673

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $597,183) - 11.34%		$ 547,798

SHORT TERM INVESTMENTS - 0.44%
21,257	First American Treasury Obligation Fund #2678 - Class Z, 0.00% **	$ 21,257

TOTAL FOR SHORT TERM INVESTMENTS (Cost $21,257) - 0.44%		$ 21,257

TOTAL INVESTMENTS (Cost $4,874,431) - 99.12%		4,790,162

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.88%		42,568

NET ASSETS - 100.00%		$ 4,832,730

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2013.
The accompanying notes are an integral part of these financial statements.

Newmark Risk-Managed Opportunistic Fund
Statement of Assets and Liabilities
September 30, 2013 (Unaudited)

Assets:
Investments, at Value (Cost $4,874,431)	$ 4,790,162
Receivables:
Dividends and Interest	11,227
Securities Sold	254,558
Total Assets	5,055,947
Liabilities:
Payables:
Accrued Management Fees (Note 3)	7,167
Securities Purchased	216,050
Total Liabilities	223,217

Net Assets	$ 4,832,730

Net Assets Consist of:
Paid In Capital	$ 5,487,854
Accumulated Undistributed Net Investment Income	41,422
Accumulated Undistributed Realized Loss on Investments	(612,277)
Unrealized Depreciation in Value of Investments	(84,269)
Net Assets, for 2,346,899 Shares Outstanding	$ 4,832,730

Net Asset Value Per Share	$ 2.06

The accompanying notes are an integral part of these financial statements.

Newmark Risk-Managed Opportunistic Fund
Statement of Operations
For the six months ended September 30, 2013 (Unaudited)

Investment Income:
Interest	$ 7
Dividends (net of foreign taxes withheld of $467)	63,987
Total Investment Income	63,994

Expenses:
Advisory Fees (Note 3)	22,572
Total Expenses	22,572

Net Investment Income	41,422

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on:
Investments	66,188
Options	(4,883)
Total Realized Gain on Investments	61,305

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(59,176)
Options	2,402
Total Change in Unrealized Depreciation	(56,774)
Net Realized and Unrealized Gain on Investments and Options	4,531

Net Increase in Net Assets Resulting from Operations	$ 45,953

The accompanying notes are an integral part of these financial statements.

Newmark Risk-Managed Opportunistic Fund(a)
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	9/30/2013	3/31/2013
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ 41,422	$ (3,474)
Net Realized Gain (Loss) on Investments and Options	61,305	(32,125)
Unrealized Depreciation on Investments	(56,774)	(35,136)
Net Increase (Decrease) in Net Assets Resulting from Operations	45,953	(70,735)

Less Distributions:
From Net Investment Income	-	-
From Realized Gains	-	-
	-	-

Capital Share Transactions (Note 4)	4,438,527	100,790

Total Increase	4,484,480	30,055

Net Assets:
Beginning of Period	348,250	318,195

End of Period (Including Undistributed Net Investment Income of $41,422 and $0, respectively)	$ 4,832,730	$ 348,250

(a) Prior to April 30, 2013, the Fund was known as the Prasad Growth Fund.
The accompanying notes are an integral part of these financial statements.

Newmark Risk-Managed Opportunistic Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	9/30/2013		3/31/2013(a)	3/31/2012(a)	3/31/2011(a)	3/31/2010(a)	3/31/2009(a)

Net Asset Value, at Beginning of Year	$ 2.15		$ 2.69	$ 2.58	$ 4.13	$ 4.50	$ 5.55

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	0.04		(0.03)	(0.03)	(0.05)	(0.07)	(0.02)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.13)		(0.51)	0.14	(1.50)	(0.30)	(1.03)
Total Income (Loss) from Investment Operations	(0.09)		(0.54)	0.11	(1.55)	(0.37)	(1.05)

Distributions from Net Investment Income	0.00		0.00	0.00	0.00	0.00	0.00 †
Distributions from Realized Gains	0.00		0.00	0.00	0.00	0.00	0.00

Total Distributions	0.00		0.00	0.00	0.00	0.00	0.00 †

Net Asset Value, at End of Year	$ 2.06		$ 2.15	$ 2.69	$ 2.58	$ 4.13	$ 4.50

Total Return **	(4.19)%		(20.07)%	4.26%	(37.53)%	(8.22)%	(18.87)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 4,833		$ 348	$ 318	$ 293	$ 481	$ 581
Ratio of Expenses to Average Net Assets	1.92%	***	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets	(3.52)%	***	(1.15)%	(1.38)%	(1.46)%	(1.27)%	(0.38)%
Portfolio Turnover	117%		841%	1135%	1133%	2220%	1881%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
*** Annualized
(a) Formerly Prasad Growth Fund.
† Amount calculated is less than $0.005.
The accompanying notes are an integral part of these financial statements.

NEWMARK RISK-MANAGED OPPORTUNISTIC FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

1.)

SIGNIFICANT ACCOUNTING POLICIES

The Newmark Risk-Managed Opportunistic Fund (“Fund”) a non-diversified portfolio of the Trust, which is an open-end management investment company, organized as a Trust under the laws of the State of Delaware by a Declaration of Trust in July 1998. The investment advisor to the Fund is Newmark Investment Management, LLC (the “Advisor”). On April 30, 2013, the Fund’s name and its Advisor were changed to Newmark Risk-Managed Opportunistic Fund (formerly Prasad Growth Fund) and Newmark Investment Management, LLC (formerly Mutual Funds Leader, Inc), respectively.

The Fund’s investment objective is to generate positive investment returns. There are no guarantees the Fund will achieve its objective.

SECURITY VALUATION:

The Fund invests in a wide variety of equity and debt securities.  The investments in securities are carried at market value.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities are valued on the basis of the bid price at the close of each business day.  Short-term investments are valued at amortized cost, which approximates market.  Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors.

The Financial Accounting Standards Board has issued FASB ASC 105 (formerly FASB Statement No. 168), The “FASB Accounting Standards Codification™” and the Hierarchy of Generally Accepted Accounting Principles (“GAAP”) (“ASC 105”). ASC 105 established the FASB Accounting Standards Codification™ (“Codification” or “ASC”) as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become nonauthoritative.

GAAP in not intended to be changed as a result of the FASB’s Codification project, but it does change the way financial statements are presented.  As a result, these changes have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods.

The Fund is compliant with FASB Accounting Standards Codification guidance regarding “Disclosures about Derivative Instruments and Hedging Activities.”  ASC 815-10 and ASC 815-20 require enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  Note 6 satisfies the disclosures required by ASC 815-10 and ASC 815-20.

SECURITY TRANSACTION TIMING

Security transactions are recorded on the dates transactions are entered into.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Interest income is recorded as earned.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.

INCOME TAXES:

It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains. The Fund is a registered investment company under subchapter M of the Internal Revenue Code and it does not make income tax provisions.

ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.  Management has evaluated subsequent events through the date the financial statements were issued.

2.) FAIR VALUE OF INVESTMENTS

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation.  Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of September 30, 2013 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 3,306,918	$ -	$ -	$ 3,306,918
Closed-End Mutual Fund	49,504	-	-	49,504
Exchange Traded Funds	620,739	-	-	620,739
Preferred Stocks	243,946	-	-	243,946
Real Estate Investment Trusts	547,798	-	-	547,798
Short-Term Investments	21,257	-	-	21,257
	$ 4,790,162	$ -	$ -	$ 4,790,162

The Fund did not hold any Level 3 assets during the period ended September 30, 2013. The Fund did not hold any derivative instruments at any time during the period ended September 30, 2013. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

3.)

INVESTMENT ADVISORY AGREEMENT

As of April 30, 2013 the Fund has entered into an investment advisory agreement with Newmark Investment Management, LLC.  The Advisor receives from the Fund as compensation for its services an annual fee of 1.95% on the Fund's net assets. The Advisor pays all expenses of the Fund except for brokerage fees, taxes, interest and extraordinary expenses. Advisory fees were $22,159 for the period April 30, 2013 through September 30, 2013. At September 30, 2013, the Fund owed the Advisor $7,167.

Prior to April 30, 2013, the Fund had an investment advisory and administration agreement with Mutual Funds Leader, Inc.  Mutual Funds Leader, Inc. received from the Fund as compensation for its services an annual fee of 1.50% on the Fund's net assets. The Advisor paid all expenses of the Fund except for brokerage fees, taxes, interest and extraordinary expenses.  Investment management fees accrued to Mutual Funds Leader, Inc. were $413 for the period April 1, 2013 through April 30, 2013.

4.)

RELATED PARTY TRANSACTIONS

Certain owners of Newmark Investment Management, LLC are also owners and/or directors of the New Risk-Managed Opportunistic Fund.  These individuals may receive benefits from any management fees paid to the Advisor.

5.)

CAPITAL STOCK AND DISTRIBUTION

At September 30, 2013 an indefinite number of shares of capital stock were authorized, no par value and paid in capital amounted to $5,487,854.

	For the Six Months Ended 9/30/2013		For the Year Ended 3/31/2013
	Shares	Amount	Shares	Amount
Shares sold	2,198,343	$ 4,465,768	51,869	$ 119,500
Shares reinvested	-	-	-	-
Shares redeemed	(13,187)	(27,241)	(8,313)	(18,710)
Net decrease	2,185,156	$ 4,438,527	43,556	$ 100,790

6.)

PURCHASES AND SALES OF SECURITIES

During the six months ended September 30, 2013, purchases and sales of investment securities other than U.S. Government obligations, short-term investments and options transactions aggregated $7,270,638 and $2,622,007, respectively; there were no purchases or sales of U.S. Government obligations.

7.)

PUT AND CALL OPTIONS PURCHASED

Transactions in call and put options purchased during the six months ended September 30, 2013, were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding at March 31, 2013	14	$ 2,622
Options purchased	10	1,550
Options written	-	-
Options exercised	-	-
Options expired	(5)	(409)
Options terminated in closing purchase transaction	(19)	(3,763)
Options outstanding at September 30, 2013	-	$ -

Realized and unrealized gains and losses on derivatives contracts entered into during the year ended March 31, 2013 by the Fund are recorded in the following locations in the Statement of Operations:

	Location	Realized Loss	Location	Unrealized Appreciation
Put Options Purchased	Realized Loss on Options	($4,883)	Net Change in Unrealized Appreciation on Options	$2,402

8.) TAX MATTERS

As of March 31, 2013, the Fund has federal income tax capital loss carry forwards of approximately $573,029 expiring as follows:

EXPIRATION	Amount
03/31/15	$198,346
03/31/17	129,349
03/31/18	26,473
03/31/19	182,258
N/A	36,603
Total	$573,029

During the year ended March 31, 2013, the Fund had net short-term capital losses of $32,125. Capital losses of $4,478 expired in 2013. The unexpired capital losses from prior years were $536,426.

The corporation is a regulated investment company (as defined in internal revenue code section 851) and is subject to special rules under IRC section 1212 regarding capital loss carry backs and carryovers. These rules prohibit the corporation from carrying back capital losses to any year in which it was a regulated investment company, while allowing capital loss carryovers to eight taxable years (not the usual three) succeeding the loss year. For taxable years beginning after December 22, 2010, regulated investment companies are permitted unlimited carry forwards of net capital losses. Such losses retain their character as either short- or long-term capital losses.

Net capital losses that occurred before December 23, 2010, continue to be treated as short term, and expire according to their original schedule. Such losses are not available to offset capital gains until all net capital losses occurring after December 22, 2010, have been utilized. As a result, some net capital loss carryovers that originated prior to December 23, 2010 may expire.

As of March 31, 2013, the components of distributable earnings on tax basis were as follows:

           Net realized loss on investments and options                   $    (32,125)

         Net unrealized loss on investments                                       (27,495)

           Net distributable earnings (losses)                                  $    (59,620)

For Federal income tax purposes, the cost of investments owned at March 31, 2013 was $350,715.

There were no distributions paid for the six months ended September 30, 2013 and year ended March 31, 2013.

9.)

CONTROL

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under section 2(a)(9) of the Investment Company Act of 1940.  As of September 30, 2013, Mr. S. Bob Rezaee owned in excess of 25% of the Fund and as such may be deemed to control the Fund.

10.) NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (“ASU”) No. 2011-11 (the “Pronouncement”) related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

In January 2013, the FASB issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which replaced ASU 2011-11. ASU 2011 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new statement of assets and liabilities offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Both ASU 2011-11 and ASU 2013-01 are effective for interim or annual periods beginning on or after January 1, 2013. Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

In June 2013, the FASB issued ASU 2013-08, Financial Services Investment Companies, which updates the scope, measurement, and disclosure requirements for U.S. GAAP including identifying characteristics of an investment company, measurement of ownership in other investment companies and requires additional disclosures regarding investment company status and following guidance in Topic 946 of the FASB Accounting Standards Codification (FASC).  The ASU is effective for interim and annual reporting periods that begin after December 15, 2013.  Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

11.) CHANGE OF SERVICE PROVIDERS

Effective as of April 30, 2013, Newmark Investment Management, LLC was elected to be the Fund’s investment advisor.  Please refer to the Fund’s Prospectus for more detail.

Newmark Risk-Managed Opportunistic Fund
Expense Illustration
September 30, 2013 (Unaudited)

Expense Example

As a shareholder of the Newmark Risk-Managed Opportunistic Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2013 through September 30, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	April 1, 2013	September 30, 2013	April 1, 2013 to September 30, 2013

Actual	$1,000.00	$958.14	$9.42
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,015.44	$9.70

* Expenses are equal to the Fund's annualized expense ratio of 1.92%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

NEWMARK RISK-MANAGED OPPORTUNISTIC FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2013 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on March 1, 2005. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-877-772-7231 or on the Fund’s website www.newmarkfunds.com.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-877-772-7231 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be viewed at www.newmarkfunds.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-1-877-772-7231 to request a copy of the SAI or to make shareholder inquiries or can be viewed at www.newmarkfunds.com, under prospectus.

Information about Trustees and Officers

The business affairs of the Fund are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. The SAI includes additional information about the Fund’s Trustees and officers and is available, without charge upon request, by calling toll-free 1-877-772-7231 or can be reviewed at www.newmarkfunds.com under prospectus.

Advisory Agreement

NEWMARK RISK-MANAGED OPPORTUNISTIC FUND

TRUSTEES AND OFFICERS

SEPTEMBER 30, 2013 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act.

Name, Address and Age	Position Held With the Trust	Term of Office(1) and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios Overseen by Trustee	Other Director-ships Held by Trustee
John Cerelli, C/O Newmark Investment Management LLC 2806 Flintrock Trace, Suite A204 Austin, Texas 78738 Age: 52	Trustee	Since April 30, 2013	Chief Financial Officer, Lancashire Group, a privately held California Corporation specializing in security solutions and services.	1	0
Patrick Gaynor C/O Newmark Investment Management LLC 2806 Flintrock Trace, Suite A204 Austin, Texas 78738 Age: 48	Lead Independent Trustee	Since April 30, 2013	Senior Investment Analyst, Crown Capital Management, a California based investment management firm	1	0

The Fund did not pay any Trustee fees for the six months ended September 30, 2013.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Name, Address and Age	Position Held With the Trust	Term of Office(1) and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios Overseen by Trustee	Other Director-ships Held by Trustee
S. Bob Rezaee 2806 Flintrock Trace, Suite A204 Austin, Texas 78738 Age: 51	Chairman, Chief Financial and Compliance Officer, Trustee	Since April 30, 2013	Senior Portfolio Manager and Head of Equities for Cavanal Hill Investment Management	1	0

(1) Each trustee holds office for an indefinite term until the earlier of (i) the election of his or her successor or (ii) the date the trustee dies, resigns or is removed.

Board of Trustees

S. Bob Rezaee

John Cerelli

Patrick Gaynor

Investment Advisor

Newmark Investment Management, LLC

2806 Flintrock Trace, Suite A204

Austin, Texas  78738

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8000 Towne Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Custodian

U.S. Bank NA

P.O. Box 640994

Cincinnati, Ohio 45264-0994

Independent Registered Public Accounting Firm

VB&T Certified Public Accountants, PLLC

250 W.57th St.  Suite 1632

New York, NY 10107

This report is provided for the general information of the shareholders of the Newmark Risk-Managed Opportunistic Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Newmark Risk-Managed Opportunistic Fund

/s/ S. Bob Rezaee

*S. Bob Rezaee

Chairman, Treasurer and Trustee (Principal Executive &

Financial Officer and Compliance Officer)

Date December 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ S. Bob Rezaee

*S. Bob Rezaee

Chairman, Treasurer and Trustee (Principal Executive &

Financial Officer and Compliance Officer)

Date December 3, 2013

* Print the name and title of each signing officer under his or her signature.